Basis of preparation (Tables)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Basis Of Preparation
Schedule of material subsidiaries

The Company’s material subsidiaries as of August 31, 2022, are as follows:

Name of Subsidiary	Country of Incorporation	Ownership Percentage	Functional Currency
Frankly Inc.	Canada	100%	Canadian Dollar
Stream Hatchet S.L.	Spain	100%	Euro
SideQik, Inc.	USA	100%	US Dollar

The Company’s material subsidiaries as at August 31, 2021 are as follows:

Name of Subsidiary	Country of Incorporation	Ownership Percentage	Functional Currency
Frankly Inc.	Canada	100%	Canadian Dollar
UMG Media Ltd.	Canada	100%	Canadian Dollar
Eden Games S.A.	France	96%	Euro
Stream Hatchet S.L.	Spain	100%	Euro
SideQik, Inc.	USA	100%	US Dollar
WinView, Inc.	USA	100%	US Dollar

Disclosure of restatement previously reported financial statements

	As of August 31, 2022
Consolidated Statements of Financial Position	As previously reported	Adjustments	As Restated
	$	$	$
ASSETS
Non-Current
Goodwill	15,200,188	-	15,200,188
Intangible assets	2,667,363	(184,193)	2,483,170
Total Non-Current Assets	20,635,907	(184,193)	20,451,714
Total Assets	42,694,808	(184,193)	42,510,615

SHAREHOLDERS’ EQUITY (DEFICIENCY)
Deficit	(127,293,571)	(184,193)	(127,477,764)
Total Shareholders’ Equity (Deficiency), before non-controlling interest	15,886,591	(184,193)	15,702,398
Total Shareholders’ Equity (Deficiency)	15,886,591	(184,193)	15,702,398
Total Liabilities and Shareholders’ Equity (Deficiency)	42,694,808	(184,193)	42,510,615

	For the year ended August 31, 2022
Consolidated Statements of Loss and Comprehensive Loss	As previously reported	Adjustments	As Restated
	$	$	$
CONTINUING OPERATIONS
EXPENSES
Amortization and depreciation	1,242,383	(234,000)	1,008,383
Impairment expense	3,873,000	(3,873,000)	-
Total expenses	58,284,217	(4,107,001)	54,177,216
Net income (loss) for the year before discontinued operations	(16,401,604)	4,107,001	(12,294,603)

DISCONTINUED OPERATIONS
Loss from discontinued operations	(13,203,474)	5,969,533	(7,233,941)
Net income (loss) for the year from discontinued operations	1,988,225	5,969,533	7,957,758
Net loss for the year	(14,413,379)	10,076,534	(4,336,845)
Net loss attributable to owners of the Company	(14,478,598)	10,076,534	(4,402,064)

OTHER COMPREHENSIVE INCOME (LOSS)
Comprehensive loss for the year	(14,084,670)	10,076,534	(4,008,136)
INCOME (LOSS) PER SHARE
Basic loss per share - continuing operations	(1.05)	0.26	(0.79)
Basic income (loss) per share - discontinued operations	0.13	0.38	0.51
Basic and diluted loss per share	(0.93)	0.64	(0.28)

	As of August 31, 2021
Consolidated Statements of Financial Position	As previously reported	Adjustments	As Restated
	$	$	$
ASSETS
Non-Current
Goodwill	18,495,121	(2,900,192)	15,594,929
Intangible assets	12,482,244	(7,360,533)	5,121,711
Total Non-Current Assets	35,905,165	(10,260,725)	25,644,440
Total Assets	67,462,847	(10,260,725)	57,202,122

SHAREHOLDERS’ EQUITY (DEFICIENCY)
Deficit	(112,814,973)	(10,260,727)	(123,075,700)
Total Shareholders’ Equity (Deficiency), before non-controlling interest	25,422,165	(10,260,727)	15,161,438
Total Shareholders’ Equity (Deficiency)	25,565,544	(10,260,727)	15,304,817
Total Liabilities and Shareholders’ Equity (Deficiency)	67,462,847	(10,260,725)	57,202,122

	For the year ended August 31, 2021
Consolidated Statements of Loss and Comprehensive Loss	As previously reported	Adjustments	As Restated
	$	$	$
CONTINUING OPERATIONS
EXPENSES
Amortization and depreciation	1,112,863	(28,660)	1,084,203
Impairment expense	-	4,319,855	4,319,855
Total expenses	57,793,056	4,291,195	62,084,251
Net income (loss) for the year before discontinued operations	(24,551,718)	(4,291,195)	(28,842,913)

DISCONTINUED OPERATIONS
Loss from discontinued operations	(15,564,168)	4,352,838	(11,211,330)
Net income (loss) for the year from discontinued operations	(16,243,099)	4,352,838	(11,890,261)
Net loss for the year	(40,794,817)	61,643	(40,733,174)
Net loss attributable to owners of the Company	(40,720,811)	61,643	(40,659,168)

OTHER COMPREHENSIVE INCOME (LOSS)
Comprehensive loss for the year	(40,710,561)	61,643	(40,648,918)
INCOME (LOSS) PER SHARE
Basic loss per share - continuing operations	(2.06)	(0.36)	(2.42)
Basic income (loss) per share - discontinued operations	(1.37)	0.37	(1.00)
Basic and diluted loss per share	(3.43)	0.01	(3.42)

The following tables reflect the impact of the Restatement of the Company’s previously reported consolidated financial statements as of and for the years ended August 31, 2021 and 2020:

	As of August 31, 2021
Consolidated Statements of Financial Position	As previously reported	Adjustments	As Restated
	$	$	$
ASSETS
Non-Current
Goodwill	18,495,121	(2,900,192)	15,594,929
Intangible assets	12,482,244	(7,360,533)	5,121,711
Total Non-Current Assets	35,905,165	(10,260,725)	25,644,440
Total Assets	67,462,847	(10,260,725)	57,202,122

SHAREHOLDERS’ EQUITY (DEFICIENCY)
Deficit	(112,814,973)	(10,260,727)	(123,075,700)
Total Shareholders’ Equity (Deficiency), before non-controlling interest	25,422,165	(10,260,727)	15,161,438
Total Shareholders’ Equity (Deficiency)	25,565,544	(10,260,727)	15,304,817
Total Liabilities and Shareholders’ Equity (Deficiency)	67,462,847	(10,260,725)	57,202,122

	For the year ended August 31, 2021
Consolidated Statements of Loss and Comprehensive Loss	As previously reported	Adjustments	As Restated
	$	$	$
CONTINUING OPERATIONS
EXPENSES
Amortization and depreciation	4,891,097	(1,587,059)	3,304,038
Impairment of goodwill and intangibles	3,885,001	1,525,416	5,410,417
Total expenses	76,287,717	(61,643)	76,226,074
Net income (loss) for the year before discontinued operations	(39,170,777)	61,643	(39,109,134)
Net loss for the year	(40,794,817)	61,643	(40,733,174)
Net loss attributable to owners of the Company	(40,720,811)	61,643	(40,659,168)

OTHER COMPREHENSIVE INCOME (LOSS)
Comprehensive loss for the year	(40,710,561)	61,643	(40,648,918)
INCOME (LOSS) PER SHARE
Basic loss per share - continuing operations	(3.29)	0.01	(3.29)
Basic income (loss) per share - discontinued operations	(0.14)	-	(0.14)
Basic and diluted loss per share	(3.43)	0.01	(3.42)

	As of August 31, 2020
Consolidated Statements of Financial Position	As previously reported	Adjustments	As Restated
	$	$	$
ASSETS
Non-Current
Goodwill	18,785,807	(3,209,045)	15,576,762
Intangible assets	19,442,322	(7,113,326)	12,328,996
Total Non-Current Assets	41,240,004	(10,322,371)	30,917,633
Total Assets	53,415,477	(10,322,371)	43,093,106

SHAREHOLDERS’ EQUITY (DEFICIENCY)
Deficit	(72,094,162)	(10,322,370)	(82,416,532)
Total Shareholders’ Equity (Deficiency), before non-controlling interest	45,907	(10,322,370)	(10,276,463)
Total Shareholders’ Equity (Deficiency)	263,292	(10,322,370)	(10,059,078)
Total Liabilities and Shareholders’ Equity (Deficiency)	53,415,477	(10,322,371)	43,093,106

	For the year ended August 31, 2020
Consolidated Statements of Loss and Comprehensive Loss	As previously reported	Adjustments	As Restated
	$	$	$
CONTINUING OPERATIONS
EXPENSES
Amortization and depreciation	3,549,374	(109,864)	3,439,510
Impairment of goodwill and intangibles	-	10,432,234	10,432,234
Total expenses	37,101,740	10,322,370	47,424,110
Net income (loss) for the year before discontinued operations	(26,555,897)	(10,322,370)	(36,878,267)
Net loss for the year	(32,416,108)	(10,322,370)	(42,738,478)
Net loss attributable to owners of the Company	(32,340,042)	(10,322,370)	(42,662,412)

OTHER COMPREHENSIVE INCOME (LOSS)
Comprehensive loss for the year	(33,341,145)	(10,322,370)	(43,663,515)
INCOME (LOSS) PER SHARE
Basic loss per share - continuing operations	(8.98)	(3.50)	(12.48)
Basic income (loss) per share - discontinued operations	(1.99)	-	(1.99)
Basic and diluted loss per share	(10.96)	(3.50)	(14.46)